Note 13 - Convertible Notes Payable: Schedule of Short Term Debt and Maturities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Convertible Notes Payable Gross	$ 441,648	$ 275,050
Less debt discount	(87,908)	(122,084)
Convertible notes payable, net of discount of $87,908 and $122,084, respectively	$ 353,740	$ 152,966
EMA Financial, LLC | 10/14/2015 Note
Issue Date	Oct. 14, 2015	Oct. 14, 2015
Maturity Date	Oct. 14, 2016	Oct. 14, 2016
Stated Interest Rate	12.00%	10.00%
Principal Balance Outstanding	$ 0	$ 30,800
Amount Converted	$ 33,300
EMA Financial, LLC | 05/05/2016 Note
Issue Date	May 05, 2016
Maturity Date	May 05, 2017
Stated Interest Rate	12.00%
Principal Balance Outstanding	$ 32,883
Amount Converted	$ 20,617
Tangiers Investment Group, LLC
Issue Date	Nov. 18, 2015	Nov. 18, 2015
Maturity Date	Nov. 19, 2016	Nov. 19, 2016
Stated Interest Rate	10.00%	10.00%
Principal Balance Outstanding	$ 2,216	$ 60,000
Amount Converted	$ 57,784
Kodiak Capital | 11/30/2015 Note
Issue Date	Nov. 30, 2015	Nov. 30, 2015
Maturity Date	Dec. 01, 2016	Dec. 01, 2016
Stated Interest Rate	12.00%	12.00%
Principal Balance Outstanding	$ 44,687	$ 50,000
Amount Converted	$ 5,313
Kodiak Capital | 12/15/2015 Note
Issue Date	Dec. 15, 2015	Dec. 15, 2015
Maturity Date	Jul. 15, 2016	Jul. 15, 2016
Stated Interest Rate	0.00%	0.00%
Principal Balance Outstanding	$ 50,000	$ 50,000
Auctus Fund, LLC | 12/03/2015 Note
Issue Date	Dec. 03, 2015	Dec. 03, 2015
Maturity Date	Sep. 03, 2016	Sep. 03, 2016
Stated Interest Rate	10.00%	10.00%
Principal Balance Outstanding	$ 0	$ 49,250
Amount Converted	$ 49,250
Auctus Fund, LLC | 07/20/2015 Note
Issue Date	Jul. 20, 2016
Maturity Date	Apr. 20, 2017
Stated Interest Rate	10.00%
Principal Balance Outstanding	$ 45,750
Auctus Fund, LLC | 12/07/2016 Note
Issue Date	Dec. 07, 2016
Maturity Date	Sep. 07, 2017
Stated Interest Rate	12.00%
Principal Balance Outstanding	$ 40,750
Adar Bays, LLC
Issue Date		Dec. 10, 2015
Maturity Date		Dec. 10, 2016
Stated Interest Rate		8.00%
Principal Balance Outstanding		$ 35,000
Adar Bays, LLC | 12/16/2015 Note
Issue Date	Dec. 16, 2015
Maturity Date	Dec. 16, 2016
Stated Interest Rate	8.00%
Principal Balance Outstanding	$ 0
Amount Converted	$ 35,000
Adar Bays, LLC | 07/12/2016 Note
Issue Date	Jul. 12, 2016
Maturity Date	Apr. 12, 2017
Stated Interest Rate	8.00%
Principal Balance Outstanding	$ 0
Amount Converted	$ 35,000
Adar Bays, LLC | 12/12/2016 Note
Issue Date	Dec. 12, 2016
Maturity Date	Dec. 12, 2017
Stated Interest Rate	8.00%
Principal Balance Outstanding	$ 14,855
Amount Converted	$ 60,156
Adar Bays, LLC | 12/20/2016 Note
Issue Date	Dec. 20, 2016
Maturity Date	Dec. 12, 2017
Stated Interest Rate	8.00%
Principal Balance Outstanding	$ 57,500
Colonial Stock Transfer | 01/14/2016 Note
Issue Date	Jan. 14, 2016
Maturity Date	Jan. 14, 2017
Stated Interest Rate	10.00%
Principal Balance Outstanding	$ 7,507
Amount Converted	$ 2,400
Black Forest Capital LLC | 04/27/2016 Note
Issue Date	Apr. 27, 2016
Maturity Date	Oct. 27, 2016
Stated Interest Rate	1.00%
Principal Balance Outstanding	$ 4,500
Amount Converted	$ 45,500
Black Forest Capital LLC | 05/31/20161 Note
Issue Date	May 31, 2016
Maturity Date	May 31, 2017
Stated Interest Rate	8.00%
Principal Balance Outstanding	$ 0
Amount Converted	$ 30,000
Black Forest Capital LLC | 05/31/20162 Note
Issue Date	May 31, 2016
Maturity Date	May 31, 2017
Stated Interest Rate	2.00%
Principal Balance Outstanding	$ 0
Amount Converted	$ 50,000
Black Forest Capital LLC | 10/24/2016 Note
Issue Date	Oct. 24, 2016
Maturity Date	Apr. 24, 2017
Stated Interest Rate	8.00%
Principal Balance Outstanding	$ 78,600
Amount Converted	$ 48,900
Black Forest Capital LLC | 11/04/2016 Note
Issue Date	Nov. 04, 2016
Maturity Date	Nov. 04, 2017
Stated Interest Rate	8.00%
Principal Balance Outstanding	$ 27,500
Black Forest Capital LLC | 12/14/2016 Note
Issue Date	Dec. 14, 2016
Maturity Date	Dec. 14, 2017
Stated Interest Rate	8.00%
Principal Balance Outstanding	$ 27,500
Microcap Equity Group LLC | 10/13/2016 Note
Issue Date	Oct. 13, 2016
Maturity Date	Oct. 13, 2017
Stated Interest Rate	12.00%
Principal Balance Outstanding	$ 0
Amount Converted	$ 50,000
Microcap Equity Group LLC | 10/21/2016 Note
Issue Date	Oct. 21, 2016
Maturity Date	Oct. 21, 2017
Stated Interest Rate	12.00%
Principal Balance Outstanding	$ 7,400